BALANCE SHEETS COMPONENTS - Property, Plant, and Equipment, net (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Total property, plant, and equipment	$ 922,626	$ 738,045
Capital leases		3,908
Finance lease	7,674	3,908
Less accumulated depreciation and amortization	(34,852)	(24,771)
Property, plant, and equipment - net	887,774	713,274
Land and land improvements
Property, Plant and Equipment [Line Items]
Total property, plant, and equipment	1,050	1,050
Building and improvements
Property, Plant and Equipment [Line Items]
Total property, plant, and equipment	189,466
Machinery
Property, Plant and Equipment [Line Items]
Total property, plant, and equipment	35,847	28,830
Computer equipment and software
Property, Plant and Equipment [Line Items]
Total property, plant, and equipment	20,755	15,716
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total property, plant, and equipment	72,521	47,187
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Total property, plant, and equipment	7,256	4,503
Construction in progress
Property, Plant and Equipment [Line Items]
Total property, plant, and equipment	588,057	636,851
Depreciation	$ 0	$ 0